                            PRUDENTIAL MUTUAL FUNDS
                       Prudential Municipal Series Fund

The section entitled "TABLE OF CONTENTS" in the Statement of Additional Information dated November 3, 2000, is amended in its entirety to reflect the following:

TABLE OF CONTENTS

                                                                        Page
                                                                        ----

Fund History                                                            B-1

Description of the Fund, Its Investments and Risks                      B-1

Investment Restrictions                                                 B-33

Management of the Fund                                                  B-35

Control Persons and Principal Holders of Securities                     B-38

Investment Advisory and Other Services                                  B-39

Brokerage Allocation and Other Practices                                B-47

Capital Shares, Other Securities and Organization                       B-49

Purchase, Redemption and Pricing of Fund Shares                         B-50

Shareholder Investment Account                                          B-59

Net Asset Value                                                         B-64

Performance Information                                                 B-65

Taxes, Dividends and Distributions                                      B-70

Distributions                                                           B-70

Federal Taxation                                                        B-71

State Taxation                                                          B-74

Description of Tax-Exempt Security Ratings                              B-79

Financial Statements and Reports of Independent Accountants             B-83

Appendix I                                                              I-1

Appendix II                                                             II-1

Appendix III                                                            III-1




Pages B-42, B-43, B-45 and B-49 in the Statement of Additional Information are amended in their entirety to reflect the following:

                                MONEY MARKETS

ASSETS UNDER MANAGEMENT: $33.9 billion.
TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years.
PORTFOLIO MANAGERS: 9. AVERAGE GENERAL INVESTMENT EXPERIENCE: 10 years, which includes team members with significant mutual fund experience.
SECTOR: High-quality, short-term securities, including both taxable and tax-exempt instruments.
INVESTMENT STRATEGY: Focus is on safety of principal, liquidity and controlled risk.

CODE OF ETHICS

     The Board of Trustees of the Fund has adopted a Code of Ethics. In addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (the "Codes"). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.

(b) PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLANS

     Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund. The Distributor is a subsidiary of Prudential.

     Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b[cad 220]1 under the Investment Company Act and separate distribution agreements for the money market series and the other series (the Distribution Agreements), the Distributor incurs the expenses of distributing shares of the money market series and the Fund's Class A, Class B and Class C shares. The Distributor also incurs the expenses of distributing the Fund's Class Z shares under the Distribution Agreement, none of these expenses of distribution are reimbursed by or paid for by the Fund. See "How the Series is Managed[cad 228]Distributor" in each series' Prospectus.

     The expenses incurred under the Plans include commissions and account servicing fees paid to or on account of brokers or financial institutions that have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares including lease, utility, communications and sales promotion expenses.

     Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

     The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis brokers in consideration for the distribution, marketing, administrative and other services and activities provided by brokers with respect to the promotion of the sale of the Fund's shares and the maintenance of related shareholder accounts.

     CLASS A PLAN. Under the Class A Plan, the Fund may pay the Distributor for its distribution-related activities with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares of each series. The Class A Plan provides that (1) up to .25 of 1% of the average daily net assets of the Class A shares of each series may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of
 .25 of 1%) may not exceed .30 of 1% of each series. The Distributor has contractually agreed to limit its distribution-related fees payable under the Class A Plan to .25 of 1% of the average daily net assets of the Class A shares of the series for the fiscal year ending August 31, 2001. Fee waivers will increase the Series' total return.

     CLASS A PLAN. For the fiscal year ended August 31, 2000, the Distributor received the following payments from the Fund on behalf of the applicable series under the Class A Plan:]

     Series
     ------
     Florida                            $177,706

     Massachusetts                        66,378

     New Jersey                          306,432

     New York                            445,757

     North Carolina                       71,587

     Ohio                                114,178

     Pennsylvania                        265,453


     These amounts were primarily expended for payments of account servicing fees to financial advisers and other persons who sell Class A shares. For the fiscal year ended August 31, 2000, the Distributor spent the following approximate amounts in distributing the respective series' Class A shares:


     Series
     ------
     Florida                            $169,200

     Massachusetts                        64,500

     New Jersey                          297,200

     New York                            419,096

     North Carolina                       69,700

     Ohio                                111,800

     Pennsylvania                        257,300


     For the fiscal year ended August 31, 2000, the Distributor also received approximate initial sales charges attributable to Class A shares as follows:


     Series
     ------
     Florida                            $16,200

     Massachusetts                        1,100

     New Jersey                           9,000

     New York                             9,800

     North Carolina                       1,800

     Ohio                                 5,100

     Pennsylvania                        10,800

     CLASS B AND CLASS C PLANS. Under the Class B and Class C Plans, the Fund may pay the Distributor for its distribution-related activities with respect to Class B and Class C shares at an annual rate of up to .50 of 1% and up to 1% of the average daily net asset of the Class B and Class C shares, respectively, of each series. The Class B Plan provides for the payment to the Distributor of (1) an asset-based sales charge of up to .50 of 1% of the average daily net assets of the Class B shares of each series, and (2) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares of each series, provided that the total distribution-related fee does not exceed .50 of 1% of each series. The Class C Plan provides for the payment to the Distributor of (1) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class C shares of each series, and
(2) a service fee of up to .25 of 1% of the average daily net assets of the Class C shares of each series. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders and, with respect to Class C shares, initial sales charges. The Distributor has contractually agreed to limit its distribution-related fees payable under the Class C Plan to .75 of 1% of the average daily net assets of the series for the fiscal year ending August 31, 2001. Fees waivers will increase the series' total return.

     CLASS C PLAN. For the fiscal year ended August 31, 2000, the Distributor received the distribution fees paid by the following series of the Fund under the Class C Plan and the proceeds of initial sales charges attributable to Class C shares and the proceeds of contingent deferred sales charges paid by investors of Class C Shares on the redemption of Class C shares as set forth below:

                                                    Approximate
                                   Approximate      Contingent
                       Amount     Initial Sales      Deferred
     Series            of Fee        Charges       Sales Charges
     ------            ------     -------------    -------------
     Florida           $44,140    $  100           $  300

     Massachusetts       1,610     1,100                0

     New Jersey         15,579     7,600              400

     New York           13,590     5,000            2,000

     North Carolina        213         0                0

     Ohio                1,463         0              500

     Pennsylvania        4,915       700            2,800


     Distribution fees were expended primarily for payment of account servicing fees.

     For the fiscal year ended August 31, 2000, the Distributor spent approximately the following amounts on behalf of the series:

                                                                        Compensation    Approximate
                Printing and                                             to Prusec*        Total
                   Mailing           Commission                        for Commission      Amount
                Prospectuses        Payments to                         Payments to       Spent By
                  to Other           Financial                        Representatives    Distributor
                Than Current        Advisers of     Overhead Costs       and Other      on Behalf of
Series          Shareholders        Distributor    of Distributor**      Expenses**        Series
------          ------------     ----------------  ----------------   ---------------   ------------
Florida         $200 (.51%)      $38,700 (99.23%)  $  100   (.26%)    $ --   (--%)      $39,000 (100%)

Massachusetts     --  (--%)        4,800 (87.27%)     600 (10.91%)     100 (1.82%)        5,500 (100%)

New Jersey       100 (.57%)       12,200 (70.12%)   5,100 (29.31%)       0    (0%)       17,400 (100%)

New York           0   (0%)       10,300  (73.5%)   3,600  (25.8%)     100  (0.7%)       14,000  (--%)

North Carolina     0   (0%)          200   (100%)       0     (0%)       0    (0%)          200 (100%)

Ohio                  (--%)                 (--%)     900   (100%)           (--%)          900 (100%)

Pennsylvania       0  (--%)        3,500 (85.17%)     600 (14.58%)       0    (--)%       4,100  (--)%



*  Pruco Securities Corporation, an affiliated broker-dealer.

** Including lease, utility and sales promotional expenses.


     Distribution expenses attributable to the sale of Class A, Class B and Class C shares of each series are allocated to each such class based upon the ratio of each such class to the sales of Class A, Class B and Class C shares of the series other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

     The Plans provide that they shall continue in effect from year to year with respect to each series, provided such continuance is approved at least annually by a vote of the Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days' nor less than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the applicable class (by both Class A and Class B shareholders, voting separately, in the case of material amendments to the Class A Plan), and all material amendments are required to be approved by the Trustees in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Fund will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.

     Pursuant to each Plan, the Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report will include an

     During the fiscal years ended August 31, 2000, 1999 and 1998, the series paid brokerage commissions on certain options and futures transactions as set forth below. During these periods, the series paid no brokerage commissions to any of the Fund's affiliates, including Prudential Securities.


                                         Brokerage Commissions
                                    -------------------------------
     Series                           2000        1999       1998
     ------                         --------    --------   --------

     Connecticut Money Market       $     0     $     0     $     0

     Florida                        $     0       1,400       7,000

     Massachusetts                  $     0           0       2,625

     Massachusetts Money Market     $     0           0           0

     New Jersey                     $ 4,051       2,975       3,675

     New Jersey Money Market        $     0           0           0

     New York                       $10,596       7,315      19,968

     New York Money Market          $     0           0           0

     North Carolina                 $ 1,628         560       2,599

     Ohio                           $ 5,329       5,767       7,333

     Pennsylvania                   $ 2,450      10,990      18,445


     The Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the Investment Company Act) and their parents at August 31, 2000. As of August 31, 2000, no series held any securities of its regular brokers and dealers.

              CAPITAL SHARES, OTHER SECURITIES AND ORGANIZATION

     The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the Connecticut Money Market Series, Florida Series, Massachusetts Series, Massachusetts Money Market Series, New Jersey Series, New Jersey Money Market Series, New York Series, New York Money Market Series, North Carolina Series, Ohio Series and Pennsylvania Series. The Florida Series, Massachussetts Series, New Jersey Series and New York Series each is authorized to issue an unlimited number of shares, divided into four classes, designated Class A, Class B, Class C and Class Z. The North Carolina Series, Ohio Series and Pennsylvania Series each is authorized to issue an unlimited number of shares, divided into three classes, designated Class A, Class B and Class C. Each class of shares represents an interest in the same assets of such series and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, and (4) only Class B shares have a conversion feature. Class Z shares are offered exclusively for sale to a limited group of investors. The Connecticut Money Market Series, the Massachusetts Money Market Series, the New Jersey Money Market Series and the New York Money Market Series offer only one class of shares. In accordance with the Fund's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within a series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.

     Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances. Each share of each class of a series is equal as to earnings, assets and voting privileges, except as noted above, and each class (with the exception of Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to Class B shares with respect to the non-money market series, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of beneficial interest of each series is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of


                                     B-49